                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-00734
                                      ------------------------------------------

                             Van Kampen Harbor Fund
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               (Exact name of registrant as specified in charter)

       522 Fifth Avenue, New York, New York                              10036
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     (Address of principal executive offices)                         (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                    ----------------------------

Date of fiscal year end:    12/31
                            ------------------

Date of reporting period:   7/1/07-6/30/08
                            ------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-00734
Reporting Period: 07/01/2007 - 06/30/2008
Van Kampen Harbor Fund









============================ VAN KAMPEN HARBOR FUND ============================


NII HOLDINGS, INC.

Ticker:       NIHD           Security ID:  62913F201
Meeting Date: MAY 14, 2008   Meeting Type: Annual
Record Date:  APR 4, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Neal P. Goldman            For       For        Management
1.2   Elect Director Charles M. Herington       For       For        Management
1.3   Elect Director John W. Risner             For       For        Management
2     Ratify Auditors                           For       For        Management


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WILLIAMS COMPANIES, INC., THE

Ticker:       WMB            Security ID:  969457100
Meeting Date: MAY 15, 2008   Meeting Type: Annual
Record Date:  MAR 24, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Joseph R. Cleveland        For       For        Management
2     Elect Director Juanita H. Hinshaw         For       For        Management
3     Elect Director Frank T. Macinnis          For       For        Management
4     Elect Director Steven J. Malcolm          For       For        Management
5     Elect Director Janice D. Stoney           For       For        Management
6     Ratify Auditors                           For       For        Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Van Kampen Harbor Fund
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By  (Signature and Title)*                    /s/ Jerry Miller
                            ----------------------------------------------------
                                                Jerry Miller

                                President and Principal Executive Officer --
                                            Office of the Funds
                            ----------------------------------------------------



Date   August 28, 2008
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*Print the name and title of each signing officer under his or her signature.